Consolidated Statement of Changes in Shareholders' Equity (Parenthetical) - $ / shares	Sep. 02, 2021	May 25, 2021
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share	$ 0.50	$ 0.05